Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

September 17, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 17, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Global Discovery Portfolio

Growth Portfolio

Small Company Growth Portfolio
(collectively, the "Portfolios")

Risk/Return [Heading]	rr_RiskReturnHeading	SMALL COMPANY GROWTH PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the "Shareholder Information—Exchange Privilege" section on page 30 of this Prospectus) held in Related Accounts (as defined in the "Shareholder Information—How To Purchase Class A Shares" section on page 26 of this Prospectus), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class A Shares" section on page 26 of this Prospectus.

Please retain this supplement for future reference.

CLASS A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the "Shareholder Information-Exchange Privilege" section on page 30 of this Prospectus) held in Related Accounts (as defined in the "Shareholder Information-How To Purchase Class A Shares" section on page 26 of this Prospectus), amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000